Inventories	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Inventories

18. Inventories

Inventories consist of the following:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Raw materials and consumables	83,300	92,327	1,335
Work-in-progress	30,192	25,362	367
Finished goods	6,392	15,017	217

	119,884	132,706	1,919

Inventory held at net realizable value amounted to ₹ 615 million and ₹ 37,600 million ($ 544 million) as at March 31, 2018 and March 31, 2019, respectively. The write down on this inventory amounted to ₹ 837 million and ₹ 1,564 million ($ 23 million) for the year ended March 31, 2018 and March 31, 2019, respectively and this has been charged to the consolidated statements of profit or loss.